Offsetting Financial Assets and Liabilities - Summary of Information about Impact of Offsetting of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, assets	£ 38,609	£ 35,005
Amounts offset, assets	(9,312)	(4,138)
Net amounts reported on the balance sheet, assets	29,297	30,867
Financial instruments, assets	(911)	(1,305)
Financial collateral, assets	21,310	25,014
Net amount, assets	7,076	4,548
Assets not subject to enforceable netting arrangements, assets	204,140	205,227
Balance sheet total, assets	233,437	236,094
Gross amounts, liabilities	36,753	33,973
Amounts offset, liabilities	(9,312)	(4,138)
Net amounts reported on the balance sheet, liabilities	27,441	29,835
Financial instruments, liabilities	(911)	(1,305)
Financial collateral, liabilities	16,772	18,823
Net amount, liabilities	9,758	9,707
Assets not subject to enforceable netting arrangements, liabilities	206,084	186,135
Balance sheet total, liabilities	233,525	215,970
Derivative Financial Assets
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, assets	5,071	4,446
Amounts offset, assets	(1,754)	(1,214)
Net amounts reported on the balance sheet, assets	3,317	3,232
Financial instruments, assets	(782)	(768)
Financial collateral, assets	1,840	1,915
Net amount, assets	695	549
Assets not subject to enforceable netting arrangements, assets	89	84
Balance sheet total, assets	3,406	3,316
Amortised cost
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, assets	26,084	25,312
Amounts offset, assets	(6,485)	(1,676)
Net amounts reported on the balance sheet, assets	19,599	23,636
Financial instruments, assets	(129)	(537)
Financial collateral, assets	19,470	23,099
Net amount, assets	0	0
Assets not subject to enforceable netting arrangements, assets	0	0
Balance sheet total, assets	19,599	23,636
Gross amounts, liabilities	22,333	19,962
Amounts offset, liabilities	(6,485)	(1,676)
Net amounts reported on the balance sheet, liabilities	15,848	18,286
Financial instruments, liabilities	(129)	(537)
Financial collateral, liabilities	15,719	17,749
Net amount, liabilities	0	0
Assets not subject to enforceable netting arrangements, liabilities	0	0
Balance sheet total, liabilities	15,848	18,286
Fair Value
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, assets	0	0
Amounts offset, assets	0	0
Net amounts reported on the balance sheet, assets	0	0
Financial instruments, assets	0	0
Financial collateral, assets	0	0
Net amount, assets	0	0
Assets not subject to enforceable netting arrangements, assets	0	0
Balance sheet total, assets	0	0
Gross amounts, liabilities	0	0
Amounts offset, liabilities	0	0
Net amounts reported on the balance sheet, liabilities	0	0
Financial instruments, liabilities	0	0
Financial collateral, liabilities	0	0
Net amount, liabilities	0	0
Assets not subject to enforceable netting arrangements, liabilities	0	0
Balance sheet total, liabilities	0	0
Loans and advances to customers
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, assets	7,454	5,247
Amounts offset, assets	(1,073)	(1,248)
Net amounts reported on the balance sheet, assets	6,381	3,999
Financial instruments, assets	0	0
Financial collateral, assets	0	0
Net amount, assets	6,381	3,999
Assets not subject to enforceable netting arrangements, assets	204,051	205,143
Balance sheet total, assets	210,432	209,142
Derivative Financial Liabilities
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, liabilities	3,261	2,616
Amounts offset, liabilities	(1,754)	(1,214)
Net amounts reported on the balance sheet, liabilities	1,507	1,402
Financial instruments, liabilities	(782)	(768)
Financial collateral, liabilities	551	572
Net amount, liabilities	174	62
Assets not subject to enforceable netting arrangements, liabilities	77	46
Balance sheet total, liabilities	1,584	1,448
Deposits by customers and banks
Disclosure of offsetting of financial assets and liabilities [line items]
Gross amounts, liabilities	11,159	11,395
Amounts offset, liabilities	(1,073)	(1,248)
Net amounts reported on the balance sheet, liabilities	10,086	10,147
Financial instruments, liabilities	0	0
Financial collateral, liabilities	502	502
Net amount, liabilities	9,584	9,645
Assets not subject to enforceable netting arrangements, liabilities	206,007	186,089
Balance sheet total, liabilities	£ 216,093	£ 196,236